Offering - Additional Information (Details) - USD ($)			12 Months Ended
	Nov. 30, 2022	Sep. 28, 2021	Dec. 31, 2023	Dec. 31, 2021	Sep. 23, 2021
Class Of Stock [Line Items]
Sale of units description	In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).
GIGCAPITAL5, INC [Member]
Class Of Stock [Line Items]
Sale of common stock, Shares		23,000,000
Sale of stock price per unit		$ 10
Exercise price of warrants		$ 11.5		$ 11.5	$ 11.5
Minimum price per share required for redemption of warrants			$ 18
GIGCAPITAL5, INC [Member] | IPO
Class Of Stock [Line Items]
Sale of common stock, Shares		23,000,000
Sale of stock price per unit		$ 10
GIGCAPITAL5, INC [Member] | Warrants
Class Of Stock [Line Items]
Sale of units description			Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable			30 days
Warrants exercisable expiration period after completion of business combination			5 years
Period after offering when warrants become exercisable			12 months
Period allotted to complete the business combination			30 months
Net cash settlement value of warrants			$ 0
Redemption price per warrant			$ 0.01
Minimum period of prior written notice of redemption of warrants			30 days
Minimum price per share required for redemption of warrants			$ 18
GIGCAPITAL5, INC [Member] | Warrants | IPO
Class Of Stock [Line Items]
Number of shares of common stock per unit		1
Sale of units description			Each Public Unit consists of one Public Share and one Public Warrant.